Schedule of Common Stock Reserved (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	8,808,428	2,886,565
Restricted Stock Units Vested And Unreleased [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	38,455	4,022
Two Thousand Twenty Three Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	121,305	360,459
Two Thousand Twenty Three Employee Stock Purchase Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	393,781	393,781
Common Stock Options Issued And Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	906,122	787,087
Restatement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		2,886,565
Restatement [Member] | Restricted Stock Units Vested And Unreleased [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		4,022
Restatement [Member] | Two Thousand Twenty Three Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		360,459
Restatement [Member] | Two Thousand Twenty Three Employee Stock Purchase Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		393,781
Restatement [Member] | Common Stock Options Issued And Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		787,087
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance	7,348,765
Warrant [Member] | Restatement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		1,341,216
Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock reserved for future issuance		1,341,216